Reserves for Future Policy Benefits and Claims Payable - Weighted Average Duration, Closed Block Life (Details)	Dec. 31, 2022	Dec. 31, 2021
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average duration (years)	8 years 1 month 6 days	7 years 8 months 12 days